DISPOSITION OF DISCONTINUED OPERATIONS – BRALORNE GOLD MINES LTD. (Tables)	12 Months Ended
Dec. 31, 2019
Disposition Of Discontinued Operations Bralorne Gold Mines Ltd.
Schedule of loss on disposition, net of tax
Cash proceeds	$6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	$9,558
Net assets sold and derecognized:
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Plant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
37,958
Loss on disposition before selling costs	(28,400)
Selling costs	(490)
Loss on disposition, net	(28,890)

Schedule of comparative net income (loss)
	2019	2018	2017
Revenue from mining operations	$-	$-	$-
Cost of sales	-	-	-
Mine operating income (loss)	-	-	-

Operating expenses (income)	16	(45)	(14)
Accretion of reclamation provision	217	256	154
Gain on sale of assets	2	(175)	-
Other items	1	(5)	3
Loss on disposition	28,890	-	-
Net loss before income taxes	(29,126)	(31)	(143)
Income taxes	-	-	-
Net loss from discontinued operations and on disposal	$(29,126)	$(31)	$(143)

Schedule of consolidated statements of cash flows
Cash generated by (used in):	2019	2018	2017

Cash flow used in operating activities	$(19)	$(7)	$12
Cash flow used in financing activities	(258)	(590)	(871)
Cash flow used in investing activities	(5,583)	(4,178)	(5,270)
Net cash decrease from discontinued operations	$(5,860)	$(4,775)	$(6,129)